Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per share
Earnings per share

The components of the numerator and denominator for the calculation of basic and diluted earnings per share resulting from continuing operations are as follows:

Basic and diluted earnings per share

(In millions of U.S. dollars)	Net income	Weighted average shares outstanding	Earnings per share
2012
Continuing operations	181.7	220.3	0.82
Effect of dilution	—	—	—
Net income	181.7	220.3	0.82
2013
Continuing operations	235.6	227.6	1.04
Effect of dilution	—	—	—
Net income	235.6	227.6	1.04
2014
Continuing operations	(332.9)	240.1	(1.39)
Effect of dilution	—	—	—
Net income	(332.9)	240.1	(1.39)